Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance	$ 19,328,105	$ 12,919,722	$ 7,037,565
Issuance of additional shares (in Shares)			3,672,571
Acquisition of Non-controlling interests		805,084
Net income	787,958	4,267,542	$ 2,435,821
Foreign currency translation adjustment	(873,803)	1,335,757	(226,235)
Balance	$ 52,763,985	$ 19,328,105	$ 12,919,722
Issuance of Class A Ordinary Shares (in Shares)	33,521,725
Ordinary shares [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance (in Shares)	17,850,000	16,784,911	13,425,911
Balance	$ 17,850	$ 16,785	$ 13,426
Issuance of additional shares			$ 3,359,000
Issuance of additional shares (in Shares)			3,359
Acquisition of Non-controlling interests (in Shares)		1,065,089
Acquisition of Non-controlling interests		$ 1,065
Net income
Foreign currency translation adjustment
Balance (in Shares)	24,050,000	17,850,000	16,784,911
Balance	$ 24,050	$ 17,850	$ 16,785
Issuance of Class A Ordinary Shares	$ 6,200,000
Issuance of Class A Ordinary Shares (in Shares)	6,200
Subscription receivable [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance	$ (15,441)	(15,441)	$ (13,426)
Issuance of additional shares (in Shares)			(2,015)
Net income
Foreign currency translation adjustment
Balance	(15,441)	(15,441)	(15,441)
Additional paid-in capital [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance	6,643,118	5,813,745	$ 2,142,518
Issuance of additional shares (in Shares)			3,671,227
Acquisition of Non-controlling interests		829,373
Net income
Foreign currency translation adjustment
Balance	$ 40,158,643	6,643,118	5,813,745
Issuance of Class A Ordinary Shares (in Shares)	33,515,525
Retained earnings [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance	$ 11,739,756	7,472,214	$ 5,036,393
Issuance of additional shares (in Shares)
Acquisition of Non-controlling interests
Net income	787,958	4,267,542	$ 2,435,821
Foreign currency translation adjustment
Balance	12,527,714	11,739,756	7,472,214
Accumulated other comprehensive (loss) income [Member]
Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of changes in shareholders' equity [Line Items]
Balance	942,822	(367,581)	$ (141,346)
Issuance of additional shares (in Shares)
Acquisition of Non-controlling interests		(25,354)
Net income
Foreign currency translation adjustment	(873,803)	1,335,757	(226,235)
Balance	$ 69,019	$ 942,822	$ (367,581)